Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares Trust
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 1, 2021 (the “Supplement”) to the Summary Prospectus and Prospectus, each dated September 1, 2021 and Statement of Additional Information (the “SAI”), dated September 1, 2021 (as revised September 10, 2021), for the iShares MSCI KLD 400 Social ETF (DSI) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around December 1, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to provide exposure to U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of November 22, 2021, the Underlying Index consisted of 404 securities identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”) and the Nasdaq Stock Market. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. When selecting companies for the Underlying Index, MSCI also considers market capitalization and liquidity. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Underlying Index: fossil fuel extraction, fossil fuel reserve ownership, thermal coal mining, unconventional oil and gas extraction, thermal coal-based power generation, alcohol, tobacco, gambling, civilian firearms, nuclear power, controversial weapons, nuclear weapons, conventional weapons, adult entertainment and genetically modified organisms.
The Underlying Index includes large-, mid‑, and small-capitalization companies and may change over time. As of November 22, 2021, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares®
iShares Trust
Supplement dated December 1, 2021 (the “Supplement”) to the Summary Prospectus and Prospectus, each dated September 1, 2021 and Statement of Additional Information (the “SAI”), dated September 1, 2021 (as revised September 10, 2021), for the iShares MSCI USA ESG Select ETF (SUSA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around December 1, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. As of November 22, 2021, the Underlying Index consisted of 183 securities included in the MSCI USA Index. MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies will be excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded).
The Underlying Index includes large and mid‑capitalization companies and may change over time. As of November 22, 2021, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI KLD 400 Social ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 1, 2021 (the “Supplement”) to the Summary Prospectus and Prospectus, each dated September 1, 2021 and Statement of Additional Information (the “SAI”), dated September 1, 2021 (as revised September 10, 2021), for the iShares MSCI KLD 400 Social ETF (DSI) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around December 1, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to provide exposure to U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of November 22, 2021, the Underlying Index consisted of 404 securities identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”) and the Nasdaq Stock Market. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. When selecting companies for the Underlying Index, MSCI also considers market capitalization and liquidity. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Underlying Index: fossil fuel extraction, fossil fuel reserve ownership, thermal coal mining, unconventional oil and gas extraction, thermal coal-based power generation, alcohol, tobacco, gambling, civilian firearms, nuclear power, controversial weapons, nuclear weapons, conventional weapons, adult entertainment and genetically modified organisms.
The Underlying Index includes large-, mid‑, and small-capitalization companies and may change over time. As of November 22, 2021, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA ESG Select ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 1, 2021 (the “Supplement”) to the Summary Prospectus and Prospectus, each dated September 1, 2021 and Statement of Additional Information (the “SAI”), dated September 1, 2021 (as revised September 10, 2021), for the iShares MSCI USA ESG Select ETF (SUSA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around December 1, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. As of November 22, 2021, the Underlying Index consisted of 183 securities included in the MSCI USA Index. MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies will be excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded).
The Underlying Index includes large and mid‑capitalization companies and may change over time. As of November 22, 2021, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.